Employee Benefits, Employee Benefit (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mexico [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	$ 413,304	$ 657,868	$ 120,843
Employee benefits	2,215,331	1,578,529
Brazil [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	(232,618)	(685,287)	82,870
Employee benefits expense	908,888	1,831,600
Ecuador [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	71,135	65,123	40,498
Employee benefits expense	646,490	654,465
Central America [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	39,712	31,344	$ 39,384
Employee benefits expense	$ 272,906	$ 275,307